UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 June 30, 2007 to July 25, 2007

 Commission File Number of issuing entity: 333-130694-30

 Morgan Stanley ABS Capital I Inc. Trust 2007-NC4
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-130694

 Morgan Stanley ABS Capital I Inc.
 (Exact name of depositor as specified in its charter)

 Morgan Stanley Mortgage Capital Holdings LLC, successor-in-interest by merger to Morgan Stanley Mortgage Capital Inc. (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2199785
 54-2199786
 54-2199787
 54-2199788
 54-2199789
 54-6747796
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2a                             _____    _____    __X___    ____________
  A-2b                             _____    _____    __X___    ____________
  A-2c                             _____    _____    __X___    ____________
  A-2d                             _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  X                                _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________
  RX                               _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On July 25, 2007 a distribution was made to holders of Morgan Stanley ABS Capital I Inc. Trust 2007-NC4.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 7. Significant Enhancement Provider Information

 Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Period Ended June 30, 2007 are included as Exhibit 99.2 to this Report on Form 10-D, which is incorporated by reference in its entirety herein.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Morgan Stanley ABS Capital I Inc. Trust 2007-NC4, relating to the July 25, 2007 distribution.

       (99.2) Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Period Ended June 30, 2007.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Morgan Stanley ABS Capital I Inc. Trust 2007-NC4
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Elisabeth A. Brewster
 Elisabeth A. Brewster, Vice President

 Date: August 9, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Morgan Stanley ABS Capital I Inc. Trust 2007-NC4, relating to the July 25, 2007 distribution.

 EX-99.2 Financial Statements of Financial Guaranty Insurance Company and Subsidiaries for the Period Ended June 30, 2007.



 EX-99.1


Morgan Stanley ABS Capital I Inc
Mortgage Pass-Through Certificates



Distribution Date:       7/25/2007


Morgan Stanley ABS Capital I Inc
Mortgage Pass-Through Certificates
Series 2007-NC4


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                  61755EAA6       07/24/2007            5.49000%       208,153,685.98           825,329.36
          A-2a                 61755EAB4       07/24/2007            5.40000%       334,697,700.13         1,305,321.03
          A-2b                 61755EAC2       07/24/2007            5.44000%        68,250,000.00           268,146.67
          A-2c                 61755EAD0       07/24/2007            5.49000%       165,000,000.00           654,225.00
          A-2d                 61755EAE8       07/24/2007            5.57000%        96,775,000.00           389,304.32
          M-1                  61755EAF5       07/24/2007            6.02000%        12,609,000.00            54,821.13
          M-2                  61755EAG3       07/24/2007            6.32000%        19,965,000.00            91,129.13
          B-1                  61755EAH1       07/24/2007            7.07000%        18,389,000.00            93,896.28
          B-2                  61755EAJ7       07/24/2007            7.32000%         9,457,000.00            49,996.01
          B-3                  61755EAK4       07/24/2007            7.32000%        21,016,000.00           111,104.59
          B-4                  61755EAL2       07/24/2007            7.32000%        13,135,000.00            69,440.37
          B-5                  61755EAM0       07/24/2007            7.32000%        19,965,000.00           105,548.30
           X                   MSI07NC4X       06/29/2007            0.00000%        60,419,933.72         2,910,526.35
           P                   MSI07NC4P       06/29/2007            0.00000%                 0.00            95,475.54
           R                   MSI07NC4R       06/29/2007            0.00000%                 0.00                 0.00
           RX                  MSI7NC4RX       06/29/2007            0.00000%                 0.00                 0.00

Totals                                                                            1,047,832,319.83         7,024,264.08


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                 3,765,818.32              0.00       204,387,867.66         4,591,147.68              0.00
          A-2a                6,621,406.01              0.00       328,076,294.12         7,926,727.04              0.00
          A-2b                        0.00              0.00        68,250,000.00           268,146.67              0.00
          A-2c                        0.00              0.00       165,000,000.00           654,225.00              0.00
          A-2d                        0.00              0.00        96,775,000.00           389,304.32              0.00
          M-1                         0.00              0.00        12,609,000.00            54,821.13              0.00
          M-2                         0.00              0.00        19,965,000.00            91,129.13              0.00
          B-1                         0.00              0.00        18,389,000.00            93,896.28              0.00
          B-2                         0.00              0.00         9,457,000.00            49,996.01              0.00
          B-3                         0.00              0.00        21,016,000.00           111,104.59              0.00
          B-4                         0.00              0.00        13,135,000.00            69,440.37              0.00
          B-5                         0.00              0.00        19,965,000.00           105,548.30              0.00
           X                          0.00              0.00        60,419,933.72         2,910,526.35              0.00
           P                          0.00              0.00                 0.00            95,475.54              0.00
           R                          0.00              0.00                 0.00                 0.00              0.00
           RX                         0.00              0.00                 0.00                 0.00              0.00

Totals                       10,387,224.33              0.00     1,037,445,095.50        17,411,488.41              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
          A-1                 208,600,000.00      208,153,685.98                 0.00       3,765,818.32              0.00
          A-2a                337,200,000.00      334,697,700.13                 0.00       6,621,406.01              0.00
          A-2b                 68,250,000.00       68,250,000.00                 0.00               0.00              0.00
          A-2c                165,000,000.00      165,000,000.00                 0.00               0.00              0.00
          A-2d                 96,775,000.00       96,775,000.00                 0.00               0.00              0.00
          M-1                  12,609,000.00       12,609,000.00                 0.00               0.00              0.00
          M-2                  19,965,000.00       19,965,000.00                 0.00               0.00              0.00
          B-1                  18,389,000.00       18,389,000.00                 0.00               0.00              0.00
          B-2                   9,457,000.00        9,457,000.00                 0.00               0.00              0.00
          B-3                  21,016,000.00       21,016,000.00                 0.00               0.00              0.00
          B-4                  13,135,000.00       13,135,000.00                 0.00               0.00              0.00
          B-5                  19,965,000.00       19,965,000.00                 0.00               0.00              0.00
           X                   60,420,456.07       60,419,933.72                 0.00               0.00              0.00
           P                            0.00                0.00                 0.00               0.00              0.00
           R                            0.00                0.00                 0.00               0.00              0.00
           RX                           0.00                0.00                 0.00               0.00              0.00

Totals                      1,050,781,456.07    1,047,832,319.83                 0.00      10,387,224.33              0.00


                                      Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending             Ending               Total
                                      Loss         Principal          Certificate        Certificate           Principal
                                                   Reduction              Balance         Percentage        Distribution
          A-1                         0.00      3,765,818.32       204,387,867.66         0.97980761        3,765,818.32
          A-2a                        0.00      6,621,406.01       328,076,294.12         0.97294275        6,621,406.01
          A-2b                        0.00              0.00        68,250,000.00         1.00000000                0.00
          A-2c                        0.00              0.00       165,000,000.00         1.00000000                0.00
          A-2d                        0.00              0.00        96,775,000.00         1.00000000                0.00
          M-1                         0.00              0.00        12,609,000.00         1.00000000                0.00
          M-2                         0.00              0.00        19,965,000.00         1.00000000                0.00
          B-1                         0.00              0.00        18,389,000.00         1.00000000                0.00
          B-2                         0.00              0.00         9,457,000.00         1.00000000                0.00
          B-3                         0.00              0.00        21,016,000.00         1.00000000                0.00
          B-4                         0.00              0.00        13,135,000.00         1.00000000                0.00
          B-5                         0.00              0.00        19,965,000.00         1.00000000                0.00
           X                          0.00              0.00        60,419,933.72         0.99999135                0.00
           P                          0.00              0.00                 0.00         0.00000000                0.00
           R                          0.00              0.00                 0.00         0.00000000                0.00
           RX                         0.00              0.00                 0.00         0.00000000                0.00

Totals                                0.00     10,387,224.33     1,037,445,095.50         0.98730815       10,387,224.33



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
          A-1               208,600,000.00          997.86043135             0.00000000           18.05282033         0.00000000
          A-2a              337,200,000.00          992.57918188             0.00000000           19.63643538         0.00000000
          A-2b               68,250,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          A-2c              165,000,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          A-2d               96,775,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-1                12,609,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-2                19,965,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-1                18,389,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-2                 9,457,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-3                21,016,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-4                13,135,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-5                19,965,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
           X                 60,420,456.07          999.99135475             0.00000000            0.00000000         0.00000000
           P                          0.00            0.00000000             0.00000000            0.00000000         0.00000000
           R                          0.00            0.00000000             0.00000000            0.00000000         0.00000000
           RX                         0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000           18.05282033           979.80761103           0.97980761           18.05282033
          A-2a                0.00000000           19.63643538           972.94274650           0.97294275           19.63643538
          A-2b                0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          A-2c                0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          A-2d                0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-4                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-5                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
           X                  0.00000000            0.00000000           999.99135475           0.99999135            0.00000000
           P                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
           R                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
           RX                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            06/29/07 - 07/24/07    26          5.49000%    208,153,685.98          825,329.36                   0.00
          A-2a           06/29/07 - 07/24/07    26          5.40000%    334,697,700.13        1,305,321.03                   0.00
          A-2b           06/29/07 - 07/24/07    26          5.44000%     68,250,000.00          268,146.67                   0.00
          A-2c           06/29/07 - 07/24/07    26          5.49000%    165,000,000.00          654,225.00                   0.00
          A-2d           06/29/07 - 07/24/07    26          5.57000%     96,775,000.00          389,304.32                   0.00
          M-1            06/29/07 - 07/24/07    26          6.02000%     12,609,000.00           54,821.13                   0.00
          M-2            06/29/07 - 07/24/07    26          6.32000%     19,965,000.00           91,129.13                   0.00
          B-1            06/29/07 - 07/24/07    26          7.07000%     18,389,000.00           93,896.28                   0.00
          B-2            06/29/07 - 07/24/07    26          7.32000%      9,457,000.00           49,996.01                   0.00
          B-3            06/29/07 - 07/24/07    26          7.32000%     21,016,000.00          111,104.59                   0.00
          B-4            06/29/07 - 07/24/07    26          7.32000%     13,135,000.00           69,440.37                   0.00
          B-5            06/29/07 - 07/24/07    26          7.32000%     19,965,000.00          105,548.30                   0.00
           X                             N/A    N/A         0.00000%     60,419,933.72                0.00                   0.00
           P                             N/A    N/A         0.00000%              0.00                0.00                   0.00
           R                             N/A    N/A         0.00000%              0.00                0.00                   0.00
           RX                            N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        4,018,262.19                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00                0.00         825,329.36                0.00           204,387,867.66
          A-2a                        0.00                0.00       1,305,321.03                0.00           328,076,294.12
          A-2b                        0.00                0.00         268,146.67                0.00            68,250,000.00
          A-2c                        0.00                0.00         654,225.00                0.00           165,000,000.00
          A-2d                        0.00                0.00         389,304.32                0.00            96,775,000.00
          M-1                         0.00                0.00          54,821.13                0.00            12,609,000.00
          M-2                         0.00                0.00          91,129.13                0.00            19,965,000.00
          B-1                         0.00                0.00          93,896.28                0.00            18,389,000.00
          B-2                         0.00                0.00          49,996.01                0.00             9,457,000.00
          B-3                         0.00                0.00         111,104.59                0.00            21,016,000.00
          B-4                         0.00                0.00          69,440.37                0.00            13,135,000.00
          B-5                         0.00                0.00         105,548.30                0.00            19,965,000.00
           X                          0.00                0.00       2,910,526.35                0.00            60,419,933.72
           P                          0.00                0.00          95,475.54                0.00                     0.00
           R                          0.00                0.00               0.00                0.00                     0.00
           RX                         0.00                0.00               0.00                0.00                     0.00

Totals                                0.00                0.00       7,024,264.08                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                 208,600,000.00       5.49000%             997.86043135            3.95651659            0.00000000
          A-2a                337,200,000.00       5.40000%             992.57918188            3.87105881            0.00000000
          A-2b                 68,250,000.00       5.44000%            1000.00000000            3.92888894            0.00000000
          A-2c                165,000,000.00       5.49000%            1000.00000000            3.96500000            0.00000000
          A-2d                 96,775,000.00       5.57000%            1000.00000000            4.02277778            0.00000000
          M-1                  12,609,000.00       6.02000%            1000.00000000            4.34777778            0.00000000
          M-2                  19,965,000.00       6.32000%            1000.00000000            4.56444428            0.00000000
          B-1                  18,389,000.00       7.07000%            1000.00000000            5.10611126            0.00000000
          B-2                   9,457,000.00       7.32000%            1000.00000000            5.28666702            0.00000000
          B-3                  21,016,000.00       7.32000%            1000.00000000            5.28666683            0.00000000
          B-4                  13,135,000.00       7.32000%            1000.00000000            5.28666692            0.00000000
          B-5                  19,965,000.00       7.32000%            1000.00000000            5.28666667            0.00000000
           X                   60,420,456.07       0.00000%             999.99135475            0.00000000            0.00000000
           P                            0.00       0.00000%               0.00000000            0.00000000            0.00000000
           R                            0.00       0.00000%               0.00000000            0.00000000            0.00000000
           RX                           0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00000000           3.95651659            0.00000000           979.80761103
          A-2a                  0.00000000            0.00000000           3.87105881            0.00000000           972.94274650
          A-2b                  0.00000000            0.00000000           3.92888894            0.00000000          1000.00000000
          A-2c                  0.00000000            0.00000000           3.96500000            0.00000000          1000.00000000
          A-2d                  0.00000000            0.00000000           4.02277778            0.00000000          1000.00000000
          M-1                   0.00000000            0.00000000           4.34777778            0.00000000          1000.00000000
          M-2                   0.00000000            0.00000000           4.56444428            0.00000000          1000.00000000
          B-1                   0.00000000            0.00000000           5.10611126            0.00000000          1000.00000000
          B-2                   0.00000000            0.00000000           5.28666702            0.00000000          1000.00000000
          B-3                   0.00000000            0.00000000           5.28666683            0.00000000          1000.00000000
          B-4                   0.00000000            0.00000000           5.28666692            0.00000000          1000.00000000
          B-5                   0.00000000            0.00000000           5.28666667            0.00000000          1000.00000000
           X                    0.00000000            0.00000000          48.17120789            0.00000000           999.99135475
           P                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
           R                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
           RX                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               17,589,035.59
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                 1,366,041.24
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 95,475.54
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                        19,050,552.37

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                               1,091,123.12
     Total Administration Fees                                                                           547,940.84
     Payment of Interest and Principal                                                                17,411,488.41
Total Withdrawals (Pool Distribution Amount)                                                          19,050,552.37

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    436,596.80
Certificate Insurance Premium*                                                          100,865.72
Master Servicing Fee - Wells Fargo Bank, N.A.                                            10,478.32
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               547,940.84

*Servicer Payees include: SAXON MORTGAGE SERVICES, INC.

NOTE: Certificate Insurance Premium Payee - Financial Guaranty Insurance Company.


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
               Certificate Insurance Policy Account                0.00                0.00              0.00               0.00
                  Closing Date Deposit Reserve Fund                0.00                0.00              0.00               0.00
                                Excess Reserve Fund                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

 Swap Account - Morgan Stanley Capital Services Inc                            3,379,469.03      3,379,469.03               0.00

                                                          Collateral Statement

Group                                                                Group I ARM                       Group I Fixed
 Collateral Description                                                 Mixed ARM                         Mixed Fixed
 Weighted Average Coupon Rate                                            8.721422                            9.322124
 Weighted Average Net Rate                                               8.221422                            8.822124
 Weighted Average Pass-Through Rate                                      8.209422                            8.810124
 Weighted Average Remaining Term                                              355                                 354
 Principal And Interest Constant                                     1,484,021.54                          443,646.93
 Beginning Loan Count                                                       1,030                                 753
 Loans Paid in Full                                                            12                                   3
 Ending Loan Count                                                          1,018                                 750
 Beginning Scheduled Balance                                       195,597,216.28                       54,226,654.74
 Ending Scheduled Balance                                          192,601,603.35                       53,456,449.35
 Actual Ending Collateral Balance                                  192,672,182.00                       53,478,596.37
 Scheduled Principal                                                    62,449.91                           22,390.61
 Unscheduled Principal                                               2,933,163.02                          747,814.78
 Negative Amortized Principal                                                0.00                                0.00
 Scheduled Interest                                                  1,421,571.63                          421,256.32
 Servicing Fees                                                         81,498.84                           22,594.44
 Master Servicing Fees                                                   1,955.97                              542.27
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                                   0.00                                0.00
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        1,338,116.82                          398,119.61
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                         38,694.26                            1,273.44
 Prepayment Penalty Paid Count                                                  4                                   1
 Special Servicing Fee                                                       0.00                                0.00



                                                          Collateral Statement

Group                                                               Group II ARM                      Group II Fixed
 Collateral Description                                                 Mixed ARM                         Mixed Fixed
 Weighted Average Coupon Rate                                            8.258225                            9.286769
 Weighted Average Net Rate                                               7.758225                            8.786769
 Weighted Average Pass-Through Rate                                      7.746225                            8.774769
 Weighted Average Remaining Term                                              355                                 354
 Principal And Interest Constant                                     4,553,022.42                        1,346,506.17
 Beginning Loan Count                                                       2,268                               1,283
 Loans Paid in Full                                                            26                                   9
 Ending Loan Count                                                          2,242                               1,274
 Beginning Scheduled Balance                                       632,192,219.75                      165,816,229.07
 Ending Scheduled Balance                                          626,422,864.70                      164,964,178.11
 Actual Ending Collateral Balance                                  626,678,624.24                      165,039,984.79
 Scheduled Principal                                                   202,367.96                           63,258.60
 Unscheduled Principal                                               5,566,987.09                          788,792.36
 Negative Amortized Principal                                                0.00                                0.00
 Scheduled Interest                                                  4,350,654.46                        1,283,247.57
 Servicing Fees                                                        263,413.42                           69,090.10
 Master Servicing Fees                                                   6,321.92                            1,658.16
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                                   0.00                                0.00
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        4,080,919.12                        1,212,499.31
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                         51,092.86                            4,414.98
 Prepayment Penalty Paid Count                                                  9                                   3
 Special Servicing Fee                                                       0.00                                0.00



                                                          Collateral Statement

Group                                                                      Total
 Collateral Description                                         Mixed Fixed & Arm
 Weighted Average Coupon Rate                                            8.562511
 Weighted Average Net Rate                                               8.062511
 Weighted Average Pass-Through Rate                                      8.050511
 Weighted Average Remaining Term                                              355
 Principal And Interest Constant                                     7,827,197.06
 Beginning Loan Count                                                       5,334
 Loans Paid in Full                                                            50
 Ending Loan Count                                                          5,284
 Beginning Scheduled Balance                                     1,047,832,319.84
 Ending Scheduled Balance                                        1,037,445,095.51
 Actual Ending Collateral Balance                                1,037,869,387.40
 Scheduled Principal                                                   350,467.08
 Unscheduled Principal                                              10,036,757.25
 Negative Amortized Principal                                                0.00
 Scheduled Interest                                                  7,476,729.98
 Servicing Fees                                                        436,596.80
 Master Servicing Fees                                                  10,478.32
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                                   0.00
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        7,029,654.86
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                         95,475.54
 Prepayment Penalty Paid Count                                                 17
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                 Informational Reporting
Available Funds                                                             17,512,354.12
LIBOR                                                                           5.320000%
Swap LIBOR                                                                      5.320000%
Net Monthly Excess Cashflow                                                  2,910,526.35


                                   Structural Reporting
Specified Subordinated Amount                                               60,419,933.72
Subordinated Amount                                                         60,419,933.72
Subordination Reduction Amount                                                       0.00
Subordination Deficiency Amount                                                      0.00


                                 Trigger Event Reporting
Delinquency Loss Trigger Event
     Trigger Result                                                                  Pass
     Threshold Value                                                            8.014531%
     Calculated Value                                                           2.611647%
Cumulative Loss Trigger Event
     Trigger Result                                                                  Pass
     Threshold Value                                                            1.900000%
     Calculated Value                                                           0.000000%
Trigger Event
     Trigger Result                                                                  Pass


                               Delinquency Status - OTS Delinquency Calculation Method

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        7                    0                   0                    7
                                 1,663,005.10         0.00                0.00                 1,663,005.10

30 Days      248                 1                    0                   0                    249
             58,422,334.98       27,763.16            0.00                0.00                 58,450,098.14

60 Days      109                 2                    0                   0                    111
             32,377,457.24       410,000.00           0.00                0.00                 32,787,457.24

90 Days      41                  0                    0                   0                    41
             10,227,409.32       0.00                 0.00                0.00                 10,227,409.32

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       398                 10                   0                   0                    408
             101,027,201.54      2,100,768.26         0.00                0.00                 103,127,969.80

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.132475%            0.000000%           0.000000%            0.132475%
                                 0.160233%            0.000000%           0.000000%            0.160233%

30 Days      4.693414%           0.018925%            0.000000%           0.000000%            4.712339%
             5.629064%           0.002675%            0.000000%           0.000000%            5.631739%

60 Days      2.062831%           0.037850%            0.000000%           0.000000%            2.100681%
             3.119608%           0.039504%            0.000000%           0.000000%            3.159112%

90 Days      0.775927%           0.000000%            0.000000%           0.000000%            0.775927%
             0.985424%           0.000000%            0.000000%           0.000000%            0.985424%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       7.532173%           0.189251%            0.000000%           0.000000%            7.721423%
             9.734096%           0.202412%            0.000000%           0.000000%            9.936508%


Please refer to CTSLink.com for a list of delinquency code descriptions.



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                   1,366,041.24




                                                 Delinquency Status By Group

                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total

Group I ARM - OTS              No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           1                    0                   0                    1
                                                    195,002.09           0.00                0.00                 195,002.09

30 Days                        50                   0                    0                   0                    50
                               9,041,576.75         0.00                 0.00                0.00                 9,041,576.75

60 Days                        19                   0                    0                   0                    19
                               4,399,640.94         0.00                 0.00                0.00                 4,399,640.94

90 Days                        6                    0                    0                   0                    6
                               985,153.95           0.00                 0.00                0.00                 985,153.95

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         75                   1                    0                   0                    76
                               14,426,371.64        195,002.09           0.00                0.00                 14,621,373.73


0-29 Days                                           0.098232%            0.000000%           0.000000%            0.098232%
                                                    0.101209%            0.000000%           0.000000%            0.101209%

30 Days                        4.911591%            0.000000%            0.000000%           0.000000%            4.911591%
                               4.692726%            0.000000%            0.000000%           0.000000%            4.692726%

60 Days                        1.866405%            0.000000%            0.000000%           0.000000%            1.866405%
                               2.283485%            0.000000%            0.000000%           0.000000%            2.283485%

90 Days                        0.589391%            0.000000%            0.000000%           0.000000%            0.589391%
                               0.511311%            0.000000%            0.000000%           0.000000%            0.511311%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         7.367387%            0.098232%            0.000000%           0.000000%            7.465619%
                               7.487522%            0.101209%            0.000000%           0.000000%            7.588731%


                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
Group I Fixed - OTS            No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           1                    0                   0                    1
                                                    14,944.80            0.00                0.00                 14,944.80

30 Days                        16                   1                    0                   0                    17
                               1,117,853.94         27,763.16            0.00                0.00                 1,145,617.10

60 Days                        3                    0                    0                   0                    3
                               156,398.00           0.00                 0.00                0.00                 156,398.00

90 Days                        1                    0                    0                   0                    1
                               76,000.00            0.00                 0.00                0.00                 76,000.00

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         20                   2                    0                   0                    22
                               1,350,251.94         42,707.96            0.00                0.00                 1,392,959.90


0-29 Days                                           0.133333%            0.000000%           0.000000%            0.133333%
                                                    0.027945%            0.000000%           0.000000%            0.027945%

30 Days                        2.133333%            0.133333%            0.000000%           0.000000%            2.266667%
                               2.090283%            0.051915%            0.000000%           0.000000%            2.142197%

60 Days                        0.400000%            0.000000%            0.000000%           0.000000%            0.400000%
                               0.292450%            0.000000%            0.000000%           0.000000%            0.292450%

90 Days                        0.133333%            0.000000%            0.000000%           0.000000%            0.133333%
                               0.142113%            0.000000%            0.000000%           0.000000%            0.142113%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         2.666667%            0.266667%            0.000000%           0.000000%            2.933333%
                               2.524846%            0.079860%            0.000000%           0.000000%            2.604705%



Please refer to CTSLink.com for a list of delinquency code descriptions.

                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
Group II ARM - OTS             No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           3                    0                   0                    3
                                                    997,370.33           0.00                0.00                 997,370.33

30 Days                        119                  0                    0                   0                    119
                               38,880,804.12        0.00                 0.00                0.00                 38,880,804.12

60 Days                        57                   0                    0                   0                    57
                               23,075,169.58        0.00                 0.00                0.00                 23,075,169.58

90 Days                        21                   0                    0                   0                    21
                               7,300,041.42         0.00                 0.00                0.00                 7,300,041.42

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         197                  3                    0                   0                    200
                               69,256,015.12        997,370.33           0.00                0.00                 70,253,385.45


0-29 Days                                           0.133809%            0.000000%           0.000000%            0.133809%
                                                    0.159152%            0.000000%           0.000000%            0.159152%

30 Days                        5.307761%            0.000000%            0.000000%           0.000000%            5.307761%
                               6.204265%            0.000000%            0.000000%           0.000000%            6.204265%

60 Days                        2.542373%            0.000000%            0.000000%           0.000000%            2.542373%
                               3.682138%            0.000000%            0.000000%           0.000000%            3.682138%

90 Days                        0.936664%            0.000000%            0.000000%           0.000000%            0.936664%
                               1.164878%            0.000000%            0.000000%           0.000000%            1.164878%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         8.786798%            0.133809%            0.000000%           0.000000%            8.920607%
                               11.051281%           0.159152%            0.000000%           0.000000%            11.210433%


                               DELINQUENT           BANKRUPTCY           FORECLOSURE         REO                  Total
Group II Fixed - OTS           No. of Loans         No. of Loans         No. of Loans        No. of Loans         No. of Loans
                               Actual Balance       Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                                           2                    0                   0                    2
                                                    455,687.88           0.00                0.00                 455,687.88

30 Days                        63                   0                    0                   0                    63
                               9,382,100.17         0.00                 0.00                0.00                 9,382,100.17

60 Days                        30                   2                    0                   0                    32
                               4,746,248.72         410,000.00           0.00                0.00                 5,156,248.72

90 Days                        13                   0                    0                   0                    13
                               1,866,213.95         0.00                 0.00                0.00                 1,866,213.95

120 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

150 Days                       0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

180+ Days                      0                    0                    0                   0                    0
                               0.00                 0.00                 0.00                0.00                 0.00

Totals                         106                  4                    0                   0                    110
                               15,994,562.84        865,687.88           0.00                0.00                 16,860,250.72


0-29 Days                                           0.156986%            0.000000%           0.000000%            0.156986%
                                                    0.276108%            0.000000%           0.000000%            0.276108%

30 Days                        4.945055%            0.000000%            0.000000%           0.000000%            4.945055%
                               5.684744%            0.000000%            0.000000%           0.000000%            5.684744%

60 Days                        2.354788%            0.156986%            0.000000%           0.000000%            2.511774%
                               2.875817%            0.248425%            0.000000%           0.000000%            3.124242%

90 Days                        1.020408%            0.000000%            0.000000%           0.000000%            1.020408%
                               1.130765%            0.000000%            0.000000%           0.000000%            1.130765%

120 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

150 Days                       0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

180+ Days                      0.000000%            0.000000%            0.000000%           0.000000%            0.000000%
                               0.000000%            0.000000%            0.000000%           0.000000%            0.000000%

Totals                         8.320251%            0.313972%            0.000000%           0.000000%            8.634223%
                               9.691326%            0.524532%            0.000000%           0.000000%            10.215858%



Please refer to CTSLink.com for a list of delinquency code descriptions.


                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.

  Group I ARM - No REO Information to report this period.

  Group I Fixed - No REO Information to report this period.

  Group II ARM - No REO Information to report this period.

  Group II Fixed - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.

  Group I ARM - No Foreclosure Information to report this period.

  Group I Fixed - No Foreclosure Information to report this period.

  Group II ARM - No Foreclosure Information to report this period.

  Group II Fixed - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       2                  Aug-06            0.000%
     Original Principal Balance       410,000.00                  Sep-06            0.000%
     Current Actual Balance           410,000.00                  Oct-06            0.000%
                                                                  Nov-06            0.000%
 Current Bankruptcy Total                                         Dec-06            0.000%
     Loans in Bankruptcy                      10                  Jan-07            0.000%
     Original Principal Balance     2,103,050.00                  Feb-07            0.000%
     Current Actual Balance         2,100,768.26                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.000%
                                                                  Jun-07            0.161%
                                                                  Jul-07            0.202%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.


 Group I ARM                                                        12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                  Aug-06            0.000%
     Original Principal Balance             0.00                  Sep-06            0.000%
     Current Actual Balance                 0.00                  Oct-06            0.000%
                                                                  Nov-06            0.000%
 Current Bankruptcy Total                                         Dec-06            0.000%
     Loans in Bankruptcy                       1                  Jan-07            0.000%
     Original Principal Balance       195,200.00                  Feb-07            0.000%
     Current Actual Balance           195,002.09                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.000%
                                                                  Jun-07            0.100%
                                                                  Jul-07            0.101%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.


 Group I Fixed                                                      12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                  Aug-06            0.000%
     Original Principal Balance             0.00                  Sep-06            0.000%
     Current Actual Balance                 0.00                  Oct-06            0.000%
                                                                  Nov-06            0.000%
 Current Bankruptcy Total                                         Dec-06            0.000%
     Loans in Bankruptcy                       2                  Jan-07            0.000%
     Original Principal Balance        42,800.00                  Feb-07            0.000%
     Current Actual Balance            42,707.96                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.000%
                                                                  Jun-07            0.079%
                                                                  Jul-07            0.080%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.


 Group II ARM                                                       12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                  Aug-06            0.000%
     Original Principal Balance             0.00                  Sep-06            0.000%
     Current Actual Balance                 0.00                  Oct-06            0.000%
                                                                  Nov-06            0.000%
 Current Bankruptcy Total                                         Dec-06            0.000%
     Loans in Bankruptcy                       3                  Jan-07            0.000%
     Original Principal Balance       998,050.00                  Feb-07            0.000%
     Current Actual Balance           997,370.33                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.000%
                                                                  Jun-07            0.158%
                                                                  Jul-07            0.159%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.


 Group II Fixed                                                     12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       2                  Aug-06            0.000%
     Original Principal Balance       410,000.00                  Sep-06            0.000%
     Current Actual Balance           410,000.00                  Oct-06            0.000%
                                                                  Nov-06            0.000%
 Current Bankruptcy Total                                         Dec-06            0.000%
     Loans in Bankruptcy                       4                  Jan-07            0.000%
     Original Principal Balance       867,000.00                  Feb-07            0.000%
     Current Actual Balance           865,687.88                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.000%
                                                                  Jun-07            0.275%
                                                                  Jul-07            0.525%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
      Group I ARM             1010846980       Jul-2007    01-Jan-2007           MI              80.00        195,200.00
     Group I Fixed            1008385605       Jul-2007    01-Aug-2006           GA              20.00         15,000.00
     Group I Fixed            1010538714       Jul-2007    01-Jan-2007           MI              20.00         27,800.00
      Group II ARM            1008570780       Jul-2007    01-Aug-2006           OR              95.00        702,050.00
      Group II ARM            1011180900       Jul-2007    01-Mar-2007           MD              80.00        188,000.00
      Group II ARM            1011573344       Jul-2007    01-Mar-2007           LA              80.00        108,000.00
     Group II Fixed           1008113034       Jul-2007    01-Aug-2006           XX              85.00        250,750.00
     Group II Fixed           1010478011       Jul-2007    01-Feb-2007           AZ              75.00        206,250.00
     Group II Fixed           1012295839       Jul-2007    01-Apr-2007           TX              20.00         82,000.00
     Group II Fixed           1012295982       Jul-2007    01-Apr-2007           TX              80.00        328,000.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
     Group I ARM            1010846980         195,002.09    01-Jun-2007           0            9.850%          3,039.05
    Group I Fixed           1008385605          14,944.80    01-May-2007           0           12.700%            303.83
    Group I Fixed           1010538714          27,763.16    01-Apr-2007           1           11.400%            504.11
     Group II ARM           1008570780         702,050.00    01-Jun-2007           0            7.300%          7,956.56
     Group II ARM           1011180900         187,444.97    01-Jun-2007           0            7.575%          2,211.12
     Group II ARM           1011573344         107,875.36    01-May-2007           0           10.700%          1,833.52
    Group II Fixed          1008113034         249,885.11    01-Jun-2007           0            7.800%          3,040.76
    Group II Fixed          1010478011         205,802.77    01-Jun-2007           0            6.575%          2,084.21
    Group II Fixed          1012295839          82,000.00    01-Mar-2007           2            9.800%          1,269.53
    Group II Fixed          1012295982         328,000.00    01-Mar-2007           2            8.450%          4,339.32

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
      Group I ARM                        0               0.00              0.00             0.000%
     Group I Fixed                       0               0.00              0.00             0.000%
      Group II ARM                       0               0.00              0.00             0.000%
     Group II Fixed                      0               0.00              0.00             0.000%
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

    Group I ARM - No Realized Loss Information to report this period.

    Group I Fixed - No Realized Loss Information to report this period.

    Group II ARM - No Realized Loss Information to report this period.

    Group II Fixed - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
      Group I ARM               12       2,934,600.00       2,928,820.60          0               0.00              0.00
     Group I Fixed               3         745,500.00         744,758.33          0               0.00              0.00
     Group II ARM               26       5,689,657.00       5,547,393.55          0               0.00              0.00
    Group II Fixed               9         784,095.00         782,529.04          0               0.00              0.00
         Total                  50      10,153,852.00      10,003,501.52          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
    Group I ARM              0              0.00           0.00          0             0.00            0.00         5,457.55
   Group I Fixed             0              0.00           0.00          0             0.00            0.00         3,201.67
    Group II ARM             0              0.00           0.00          0             0.00            0.00        21,761.45
   Group II Fixed            0              0.00           0.00          0             0.00            0.00         6,595.95
       Total                 0              0.00           0.00          0             0.00            0.00        37,016.62


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
     Group I ARM             1010584487            XX              80.00       01-Jan-2007        336,000.00        335,022.68
     Group I ARM             1010689301            TX              76.05       01-Jan-2007        196,200.00        195,529.73
     Group I ARM             1011030225            NJ              83.64       01-Feb-2007        184,000.00        183,154.20
     Group I ARM             1011106974            MN              90.00       01-Feb-2007        216,000.00        215,389.39
     Group I ARM             1011107287            NM              82.50       01-Jan-2007        165,000.00        164,183.32
     Group I ARM             1011139742            ME              83.78       01-Feb-2007        310,000.00        308,805.48
     Group I ARM             1011312206            UT              90.00       01-Feb-2007        222,300.00        221,740.61
     Group I ARM             1011468468            WA              78.40       01-Feb-2007        274,400.00        274,109.03
     Group I ARM             1011476066            MD             100.00       01-Feb-2007        100,000.00         99,637.44
     Group I ARM             1011832760            ID              95.00       01-Mar-2007        166,250.00        166,082.64
     Group I ARM             1011900972            MD              95.00       01-Mar-2007        390,450.00        390,050.98
     Group I ARM             1011948761            XX              85.00       01-Mar-2007        374,000.00        373,999.97
    Group I Fixed            1008039507            TX              20.00       01-Aug-2006         15,000.00         14,886.96
    Group I Fixed            1011217569            IL              90.00       01-Feb-2007        558,000.00        557,408.32
    Group I Fixed            1011945871            MD              69.00       01-Mar-2007        172,500.00        172,317.83
     Group II ARM            1007349639            NY              95.00       01-Sep-2006        201,400.00        200,407.76
     Group II ARM            1008595898            NC              80.90       01-Sep-2006         98,700.00         97,591.84
     Group II ARM            1009161220            HI              85.00       01-Oct-2006        144,500.00        143,948.40
     Group II ARM            1009843477            NH              90.00       01-Nov-2006        133,200.00          2,977.88
     Group II ARM            1010050482            AZ              70.00       01-Nov-2006        210,000.00        209,583.92
     Group II ARM            1010181563            MN              85.00       01-Dec-2006        186,915.00        186,748.73
     Group II ARM            1010375453            WV              59.52       01-Jan-2007        125,000.00        124,823.73
     Group II ARM            1010401175            NY              74.28       01-Mar-2007        237,700.00        236,738.22
     Group II ARM            1010522669            WI              95.00       01-Dec-2006        227,525.00        226,959.24
     Group II ARM            1010545056            MT              74.07       01-Dec-2006        300,000.00        298,773.55
     Group II ARM            1010546545            XX              53.45       01-Dec-2006        155,000.00        154,648.94
     Group II ARM            1010598374            NJ              70.00       01-Dec-2006        417,900.00        417,304.36
     Group II ARM            1011070164            NJ              75.00       01-Jan-2007        123,750.00        123,375.29
     Group II ARM            1011245538            MI              95.00       01-Feb-2007        133,000.00        132,573.79
     Group II ARM            1011332863            MD              95.00       01-Mar-2007        107,350.00        107,048.17
     Group II ARM            1011371302            MA              90.00       01-Feb-2007        396,000.00        395,481.26
     Group II ARM            1011475913            IL              95.00       01-Feb-2007        427,500.00        426,144.34
     Group II ARM            1011492262            TN              90.00       01-Feb-2007         74,067.00         74,022.02
     Group II ARM            1011512678            PA              80.00       01-Mar-2007        150,800.00        150,381.02
     Group II ARM            1011538464            NJ              95.00       01-Mar-2007        346,750.00        346,623.50
     Group II ARM            1011551359            AZ              66.50       01-Feb-2007        133,000.00        132,560.39
     Group II ARM            1011888120            XX              79.30       01-Mar-2007        452,000.00        450,707.47
     Group II ARM            1011921076            IL              95.00       01-Apr-2007        435,100.00        434,157.45
     Group II ARM            1012395222            PA              29.86       01-Apr-2007        100,000.00         99,803.98
     Group II ARM            1012415380            FL              80.00       01-Apr-2007        188,000.00        187,822.48
     Group II ARM            2000274447            AZ              50.55       01-Oct-2006        184,500.00        184,017.91
    Group II Fixed           1009036535            OH              89.47       01-Oct-2006         51,000.00         50,928.99
    Group II Fixed           1010219293            GA              85.00       01-Dec-2006         74,375.00         74,105.37
    Group II Fixed           1010917225            XX              20.00       01-Feb-2007        124,000.00        123,765.93
    Group II Fixed           1011394083            SC              70.00       01-Feb-2007        124,740.00        124,499.00
    Group II Fixed           1011404820            SC              20.00       01-Mar-2007         43,980.00         43,916.49
    Group II Fixed           1011531915            XX              20.00       01-Feb-2007        110,000.00        109,826.59
    Group II Fixed           1011776410            XX              45.36       01-Mar-2007        127,000.00        126,391.14
    Group II Fixed           1011957215            TX              20.00       01-Mar-2007         82,000.00         81,807.62
    Group II Fixed           1012416352            FL              20.00       01-Apr-2007         47,000.00         46,955.28


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
     Group I ARM            1010584487       Loan Paid in Full           0              6.750%             360               6
     Group I ARM            1010689301       Loan Paid in Full           0             10.350%             360               6
     Group I ARM            1011030225       Loan Paid in Full          (1)             7.500%             360               5
     Group I ARM            1011106974       Loan Paid in Full           0              9.800%             360               5
     Group I ARM            1011107287       Loan Paid in Full           0              7.838%             360               6
     Group I ARM            1011139742       Loan Paid in Full           0              8.300%             360               5
     Group I ARM            1011312206       Loan Paid in Full           0             10.350%             360               5
     Group I ARM            1011468468       Loan Paid in Full           0              9.700%             360               5
     Group I ARM            1011476066       Loan Paid in Full           0              8.600%             360               5
     Group I ARM            1011832760       Loan Paid in Full          (3)             9.250%             360               4
     Group I ARM            1011900972       Loan Paid in Full           0              9.200%             360               4
     Group I ARM            1011948761       Loan Paid in Full           0              8.600%             360               4
    Group I Fixed           1008039507       Loan Paid in Full           0              9.800%             360              11
    Group I Fixed           1011217569       Loan Paid in Full           0              9.700%             360               5
    Group I Fixed           1011945871       Loan Paid in Full           0              6.650%             360               4
    Group II ARM            1007349639       Loan Paid in Full           0              9.600%             360              10
    Group II ARM            1008595898       Loan Paid in Full           0              6.000%             360              10
    Group II ARM            1009161220       Loan Paid in Full           0             10.875%             360               9
    Group II ARM            1009843477       Loan Paid in Full           0             11.425%             360               8
    Group II ARM            1010050482       Loan Paid in Full           0              9.000%             360               8
    Group II ARM            1010181563       Loan Paid in Full           0             11.250%             360               7
    Group II ARM            1010375453       Loan Paid in Full           0              9.275%             360               6
    Group II ARM            1010401175       Loan Paid in Full           0              7.125%             360               4
    Group II ARM            1010522669       Loan Paid in Full           0              8.500%             360               7
    Group II ARM            1010545056       Loan Paid in Full           0              9.450%             360               7
    Group II ARM            1010546545       Loan Paid in Full           0              8.125%             360               7
    Group II ARM            1010598374       Loan Paid in Full           0              9.700%             360               7
    Group II ARM            1011070164       Loan Paid in Full           0             10.225%             360               6
    Group II ARM            1011245538       Loan Paid in Full           0              9.200%             360               5
    Group II ARM            1011332863       Loan Paid in Full           0              9.775%             360               4
    Group II ARM            1011371302       Loan Paid in Full           0              8.990%             360               5
    Group II ARM            1011475913       Loan Paid in Full           0              9.250%             360               5
    Group II ARM            1011492262       Loan Paid in Full           0             11.525%             360               5
    Group II ARM            1011512678       Loan Paid in Full           0              8.990%             360               4
    Group II ARM            1011538464       Loan Paid in Full           0              9.450%             360               4
    Group II ARM            1011551359       Loan Paid in Full           0              9.050%             360               5
    Group II ARM            1011888120       Loan Paid in Full           0              8.850%             360               4
    Group II ARM            1011921076       Loan Paid in Full           0              9.100%             360               3
    Group II ARM            1012395222       Loan Paid in Full           0              9.575%             360               3
    Group II ARM            1012415380       Loan Paid in Full           0              8.700%             360               3
    Group II ARM            2000274447       Loan Paid in Full           0              8.425%             360               9
   Group II Fixed           1009036535       Loan Paid in Full           0             10.550%             360               9
   Group II Fixed           1010219293       Loan Paid in Full           0             11.100%             360               7
   Group II Fixed           1010917225       Loan Paid in Full           0             11.700%             360               5
   Group II Fixed           1011394083       Loan Paid in Full           0             11.575%             360               5
   Group II Fixed           1011404820       Loan Paid in Full           0             12.050%             360               4
   Group II Fixed           1011531915       Loan Paid in Full           0             12.500%             360               5
   Group II Fixed           1011776410       Loan Paid in Full           0              6.250%             360               4
   Group II Fixed           1011957215       Loan Paid in Full           0              9.800%             360               4
   Group II Fixed           1012416352       Loan Paid in Full           0             12.900%             360               3


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Group I ARM                                 4          1,149,439.77              38,694.26                  0.00
 Group I Fixed                               1            172,354.65               1,273.44                  0.00
 Group II ARM                                9          1,514,910.39              51,092.86                  0.00
 Group II Fixed                              3            251,584.10               4,414.98                  0.00
 Total                                      17          3,088,288.91              95,475.54                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
     Group I ARM        1010584487      06/21/2007        335,164.66            9,048.57               0.00
     Group I ARM        1011468468      07/12/2007        274,158.51           10,635.01               0.00
     Group I ARM        1011832760      07/02/2007        166,116.63            6,145.08               0.00
     Group I ARM        1011948761      06/29/2007        373,999.97           12,865.60               0.00
    Group I Fixed       1011945871      07/02/2007        172,354.65            1,273.44               0.00
     Group II ARM       1009161220      06/27/2007        144,005.83            6,258.88               0.00
     Group II ARM       1010050482      06/21/2007        209,631.54            7,545.55               0.00
     Group II ARM       1010545056      07/10/2007        298,931.10           11,289.49               0.00
     Group II ARM       1010546545      07/09/2007        154,693.83            5,025.06               0.00
     Group II ARM       1011245538      07/12/2007        132,646.19            1,326.46               0.00
     Group II ARM       1011512678      06/27/2007        150,466.07            5,411.55               0.00
     Group II ARM       1011551359      07/09/2007        132,635.04            4,798.09               0.00
     Group II ARM       1011573344          Active        107,833.14            3,236.26               0.00
     Group II ARM       2000274447      07/06/2007        184,067.65            6,201.52               0.00
    Group II Fixed      1009036535      07/02/2007         50,936.37              510.00               0.00
    Group II Fixed      1010219293      07/03/2007         74,133.55              741.34               0.00
    Group II Fixed      1011776410      06/18/2007        126,514.18            3,163.64               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.958%       Current Month             10.911%        Current Month               1,086.755%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007       2.929%           N/A                          Jun-2007     364.100%           N/A
         Jul-2007      10.911%           N/A                          Jul-2007   1,086.755%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group I ARM
     SMM                                   CPR                                      PSA
     Current Month            1.500%       Current Month             16.588%        Current Month               1,708.640%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007       2.192%           N/A                          Jun-2007     284.294%           N/A
         Jul-2007      16.588%           N/A                          Jul-2007   1,708.640%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group I Fixed
     SMM                                   CPR                                      PSA
     Current Month            1.380%       Current Month             15.355%        Current Month               1,596.833%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007       0.001%           N/A                          Jun-2007       0.150%           N/A
         Jul-2007      15.355%           N/A                          Jul-2007   1,596.833%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group II ARM
     SMM                                   CPR                                      PSA
     Current Month            0.881%       Current Month             10.073%        Current Month                 988.118%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007       2.871%           N/A                          Jun-2007     349.981%           N/A
         Jul-2007      10.073%           N/A                          Jul-2007     988.118%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group II Fixed
     SMM                                   CPR                                      PSA
     Current Month            0.476%       Current Month              5.563%        Current Month                 557.448%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007       4.938%           N/A                          Jun-2007     618.769%           N/A
         Jul-2007       5.563%           N/A                          Jul-2007     557.448%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment

                           No Repurchases Due to Breaches this Period

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary                                                     Group I ARM

            Current     Number of         Outstanding    Percentage of      Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)           Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                          Balance($)
            < 5.500             0                0.00            0.000               0               0.00            0.000
     5.500    5.999            33       12,102,937.38            1.167              10       2,599,176.52            1.350
     6.000    6.499            79       25,922,099.89            2.499              13       3,176,399.04            1.649
     6.500    6.999           249       83,273,486.94            8.027              37       9,708,479.98            5.041
     7.000    7.499           376      119,687,159.58           11.537              61      15,255,575.42            7.921
     7.500    7.999           579      171,100,136.43           16.492             132      29,606,804.39           15.372
     8.000    8.499           484      123,455,656.58           11.900              97      19,750,317.78           10.254
     8.500    8.999           716      160,160,670.86           15.438             172      33,145,271.79           17.209
     9.000    9.499           484       95,729,811.22            9.227             131      23,806,556.35           12.361
     9.500    9.999           685       99,616,150.50            9.602             159      27,199,077.70           14.122
    10.000   10.499           363       45,256,836.02            4.362             113      16,717,687.14            8.680
    10.500   10.999           355       38,807,076.02            3.741              58       7,240,435.11            3.759
    11.000   11.499           283       22,436,937.53            2.163              18       2,388,491.09            1.240
    11.500   11.999           325       23,693,165.43            2.284              14       1,813,479.39            0.942
    12.000   12.499           191       12,047,368.12            1.161               3         193,851.65            0.101
    12.500   12.999            58        3,416,109.04            0.329               0               0.00            0.000
    13.000   13.499            16          496,940.18            0.048               0               0.00            0.000
    13.500   13.999             6          193,527.93            0.019               0               0.00            0.000
    14.000   14.499             1           29,367.29            0.003               0               0.00            0.000
    14.500   14.999             0                0.00            0.000               0               0.00            0.000
 >= 15.000                      1           19,658.57            0.002               0               0.00            0.000
              Total         5,284    1,037,445,095.51          100.000           1,018     192,601,603.35          100.000


               Interest Rate Stratification (continued)

                             Group I Fixed                                                   Group II ARM

            Current     Number of         Outstanding    Percentage of       Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)            Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                           Balance($)
            < 5.500             0                0.00            0.000                0               0.00            0.000
     5.500    5.999             0                0.00            0.000               23       9,503,760.86            1.517
     6.000    6.499            10        2,367,317.12            4.428               39      15,541,200.03            2.481
     6.500    6.999            16        3,235,174.98            6.052              151      55,243,215.00            8.819
     7.000    7.499            22        5,181,696.46            9.693              245      85,292,819.42           13.616
     7.500    7.999            26        5,990,770.14           11.207              337     116,770,289.99           18.641
     8.000    8.499            26        3,186,651.09            5.961              290      83,982,516.08           13.407
     8.500    8.999            60        5,396,064.93           10.094              408     108,170,431.04           17.268
     9.000    9.499            32        3,297,252.99            6.168              274      61,945,848.35            9.889
     9.500    9.999           126        4,940,691.98            9.242              246      55,671,753.12            8.887
    10.000   10.499            52        3,055,541.44            5.716              117      17,765,686.38            2.836
    10.500   10.999            68        3,567,090.76            6.673               71      12,128,552.95            1.936
    11.000   11.499            74        3,967,665.60            7.422               27       3,229,297.93            0.516
    11.500   11.999           118        4,960,664.74            9.280               12       1,020,359.29            0.163
    12.000   12.499            76        2,975,505.63            5.566                2         157,134.26            0.025
    12.500   12.999            27          830,667.32            1.554                0               0.00            0.000
    13.000   13.499            11          303,838.10            0.568                0               0.00            0.000
    13.500   13.999             4          150,830.21            0.282                0               0.00            0.000
    14.000   14.499             1           29,367.29            0.055                0               0.00            0.000
    14.500   14.999             0                0.00            0.000                0               0.00            0.000
 >= 15.000                      1           19,658.57            0.037                0               0.00            0.000
              Total           750       53,456,449.35          100.000            2,242     626,422,864.70          100.000


               Interest Rate Stratification (continued)

                            Group II Fixed

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.500             0                0.00            0.000
     5.500    5.999             0                0.00            0.000
     6.000    6.499            17        4,837,183.70            2.932
     6.500    6.999            45       15,086,616.98            9.145
     7.000    7.499            48       13,957,068.28            8.461
     7.500    7.999            84       18,732,271.91           11.355
     8.000    8.499            71       16,536,171.63           10.024
     8.500    8.999            76       13,448,903.10            8.153
     9.000    9.499            47        6,680,153.53            4.049
     9.500    9.999           154       11,804,627.70            7.156
    10.000   10.499            81        7,717,921.06            4.679
    10.500   10.999           158       15,870,997.20            9.621
    11.000   11.499           164       12,851,482.91            7.790
    11.500   11.999           181       15,898,662.01            9.638
    12.000   12.499           110        8,720,876.58            5.287
    12.500   12.999            31        2,585,441.72            1.567
    13.000   13.499             5          193,102.08            0.117
    13.500   13.999             2           42,697.72            0.026
    14.000   14.499             0                0.00            0.000
    14.500   14.999             0                0.00            0.000
 >= 15.000                      0                0.00            0.000
              Total         1,274      164,964,178.11          100.000


                                                 SUPPLEMENTAL REPORTING

Business Day
Any day other than (i) Saturday or Sunday, or (ii) a day on which banking and savings and loan institutions, in
(a) the States of California, Delaware, Maryland, Minnesota, New York, North Carolina or Texas, (b) a State in
which the Servicer's servicing operations are located, or (c) the State in which the Securities Administrator's operations are located, are authorized or obligated by law or executive order to be closed.

Closing Date
June 20, 2007.

Determination Date
With respect to each Distribution Date, the 15th day (or if such day is not a Business Day, the immediately preceding
Business Day) of the calendar month in which such Distribution Date occurs.

Distribution Date
With the exception of the first Distribution Date, the 25th day of each calendar month, or if such day is not a Business Day, the next succeeding Business Day. The first Distribution Date will be June 29, 2007.

Interest Accrual Period
With respect to each Class of Non Delay Certificates and the Corresponding Class of Lower Tier Regular Interests
and any Distribution Date, the period commencing on the Distribution Date occurring in the month preceding the month in which the current Distribution Date occurs (or, in the case of the first Distribution Date, the period from and including the Closing Date to but excluding such first Distribution Date) and ending on the day immediately preceding the current Distribution Date. With respect to the Class LT-Accrual, Class LT Group-I, Class LT-Group
II, Class LT-IO, Class UT-X, Class UT-IO, Class X and Class IO Interests and each Pooling-Tier REMIC-1 Regular
Interest and Pooling-Tier REMIC-2 Regular Interest and any Distribution Date, the calendar month preceding such
Distribution Date. For purposes of computing interest accruals on each Class of Non Delay Certificates, each
Interest Accrual Period has the actual number of days in such month and each year is assumed to have 360 days.

LIBOR Determination Date
With respect to any Interest Accrual Period for the LIBOR Certificates, the second London Business Day preceding the commencement of such Interest Accrual Period.

London Business Day
Any day on which dealings in deposits of United States dollars are transacted in the London interbank market.

Record Date
With respect to any Distribution Date, the close of business on the Business Day immediately preceding such Distribution
Date; provided, however, that for any Definitive Certificate, the Record Date shall be the close of business on the last Business Day of the month preceding the month in which the applicable Distribution Date occurs.

Remittance Date
With respect to any Distribution Date, the 21st day (or if such day is a Saturday, then the first Business Day immediately preceding that day, or if such day is a Sunday or otherwise not a Business Day, then the immediately following Business Day) of the month of each related Distribution Date.




EX-99.2

Consolidated Financial Statements
Financial Guaranty Insurance Company and Subsidiaries
June 30, 2007


(page)


Financial Guaranty Insurance Company and Subsidiaries

Consolidated Financial Statements

June 30, 2007


Contents

Consolidated Balance Sheets at June 30, 2007 (Unaudited)
and December 31, 2006.....................................................    1
Consolidated Statements of Income for the Three Months and Six Months Ended
June 30, 2007 and 2006 (Unaudited)........................................    2
Consolidated Statements of Cash Flows for the Six Months Ended
June 30, 2007 and 2006 (Unaudited)........................................    3
Notes to Financial Statements (Unaudited).................................    4


(page)


Financial Guaranty Insurance Company and Subsidiaries

Consolidated Balance Sheets
(Dollars in thousands, except per share amounts)



                                                                                                      June 30,       December 31,
                                                                                                          2007               2006
                                                                                                   (Unaudited)
Assets
Fixed maturity securities, available for sale, at fair value (amortized cost of  $3,793,276 in
2007 and $3,627,344 in 2006)                                                                       $ 3,733,333        $ 3,627,007
Variable interest entity fixed maturity securities, held to maturity at amortized cost                 750,000            750,000
Short-term investments                                                                                 168,258            211,726
Total investments                                                                                    4,651,591          4,588,733

Cash and cash equivalents                                                                               58,794             29,963
Accrued investment income                                                                               53,281             49,843
Reinsurance recoverable on losses                                                                        1,111              1,485
Prepaid reinsurance premiums                                                                           184,020            156,708
Policy acquisition costs deferred, net                                                                 107,846             93,170
Receivable from related parties                                                                          2,101              2,483
Property and equipment, net of accumulated depreciation of $2,770 in 2007
and $2,107 in 2006                                                                                       6,266              2,617
Foreign deferred tax asset                                                                               5,031              3,491
Prepaid expenses and other assets                                                                       28,135             17,589
Total assets                                                                                       $ 5,098,176        $ 4,946,082


Liabilities and stockholder's equity
Liabilities:
Unearned premiums                                                                                  $ 1,402,102        $ 1,347,592
Losses and loss adjustment expense reserves                                                             39,732             40,299
Ceded reinsurance balances payable                                                                       9,970              7,524
Accounts payable and accrued expenses and other liabilities                                             59,317             43,405
Payable for securities purchased                                                                        12,268             10,770
Variable interest entity floating rate notes                                                           750,000            750,000
Accrued interest expense - variable interest entity                                                      1,004              1,298
Capital lease obligations                                                                                2,263              2,941
Current income taxes payable                                                                            14,696             17,520
Deferred income taxes                                                                                   57,685             76,551
Dividends payable                                                                                       10,000             10,000
Total liabilities                                                                                    2,359,037          2,307,900


Stockholder's equity:
Common stock, par value $1,500 per share; 10,000 shares authorized, issued
and outstanding                                                                                         15,000             15,000
Additional paid-in capital                                                                           1,906,237          1,901,799
Accumulated other comprehensive (loss) income, net of tax                                              (30,447)             6,500
Retained earnings                                                                                      848,349            714,883
Total stockholder's equity                                                                           2,739,139          2,638,182
Total liabilities and stockholder's equity                                                         $ 5,098,176        $ 4,946,082

See accompanying notes to consolidated financial statements.


1


(page)


Financial Guaranty Insurance Company and Subsidiaries

Consolidated Statements of Income
(Unaudited)

(Dollars in thousands)


                                                                            Three months ended                Six months ended
                                                                                 June 30,                         June 30,
                                                                          2007             2006            2007              2006

Revenues:
Gross direct and assumed premiums written                            $ 124,976        $ 163,260       $ 228,151         $ 252,541
Ceded premiums written                                                 (31,582)         (28,887)        (43,777)          (35,310)
Net premiums written                                                    93,394          134,373         184,374           217,231
Increase in net unearned premiums                                      (12,801)         (62,528)        (27,198)          (85,922)
Net premiums earned                                                     80,593           71,845         157,176           131,309

Net investment income                                                   38,273           34,038          75,673            66,357
Interest income - investments held by variable
interest entity                                                          8,755            9,658          20,112            14,595
Net realized gains (losses)                                                 55              (11)            316               (11)
Net realized and unrealized losses on credit derivative
contracts                                                              (16,318)            (543)        (15,856)             (771)
Other income                                                               933              506           1,345             1,042
Total revenues                                                         112,291          115,493         238,766           212,521

Expenses:
Losses and loss adjustment expenses                                     (5,388)            (265)         (4,206)           (2,198)
Underwriting expenses                                                   22,776           22,780          51,163            46,897
Policy acquisition costs deferred, net                                  (7,782)          (8,994)        (21,755)          (21,507)
Amortization of deferred policy acquisition costs                        3,871            2,364           7,654             5,556
Other operating expenses                                                   382             (782)            778               873
Interest expense - debt held by variable interest entity                 8,755            9,658          20,112            14,595
Total expenses                                                          22,614           24,761          53,746            44,216

Income before income tax expense                                        89,677           90,732         185,020           168,305
Income tax expense                                                      16,572           23,521          41,554            42,383
Net income                                                            $ 73,105         $ 67,211       $ 143,466     $     125,922

See accompanying notes to consolidated financial statements.


2


(page)


Financial Guaranty Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(Unaudited)
(Dollars in thousands)


                                                                                                        Six months ended
                                                                                                            June 30,
                                                                                                    2007                2006

Operating activities
Net income                                                                                     $ 143,466           $ 125,922
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of policy acquisition costs deferred                                                  7,654               5,556
Policy acquisition costs deferred, net                                                           (21,755)            (21,507)
Depreciation of property and equipment                                                               663                 566
Amortization of fixed maturity securities                                                         17,423              16,570
Amortization of short-term investments                                                               180                  57
Net realized  gains (losses) on investments                                                         (316)                 11
Stock compensation expense                                                                         4,433               3,249
Change in accrued investment income, prepaid expenses, foreign deferred tax asset,
other assets, and accrued interest expense, net                                                  (11,655)            (13,338)
Change in net realized and unrealized losses on credit derivative contracts                       15,986               2,614
Change in reinsurance recoverable on losses                                                          374                 983
Change in prepaid reinsurance premiums                                                           (27,312)            (16,214)
Change in unearned premiums                                                                       54,586             102,138
Change in losses and loss adjustment expenses                                                       (567)             (6,512)
Change in receivable from related parties                                                            382               7,233
Change in ceded reinsurance balances payable and accounts payable and accrued expenses
and other liabilities                                                                             (2,485)              9,753
Change in current federal income taxes receivable                                                      -               2,158
Change in current federal income taxes payable                                                    (2,824)             15,528
Change in deferred federal income taxes                                                            1,259               9,202
Net cash provided by operating activities                                                        179,492             243,969

Investing activities
Sales and maturities of fixed maturity securities                                                133,733              81,391
Purchases of fixed maturity securities                                                          (315,811)           (291,370)
Purchases, sales and maturities of short-term investments, net                                    43,274              (8,577)
Receivable for securities sold                                                                        20              (1,023)
Payable for securities purchased                                                                   1,498              20,381
Purchases of fixed assets                                                                         (4,260)               (142)
Purchase of investments held by variable interest entity                                               -            (750,000)
Net cash used in investing activities                                                           (141,546)           (949,340)

Financing activities
Proceeds from issuance of debt held by variable interest entity                                        -             750,000
Dividends paid to FGIC Corp.                                                                     (10,000)                  -
Net cash (used in) provided by financing activities                                              (10,000)            750,000

Effect of exchange rate changes on cash                                                              885                 (76)

Net increase (decrease) in cash and cash equivalents                                              28,831              44,553
Cash and cash equivalents at beginning of period                                                  29,963              45,077
Cash and cash equivalents at end of period                                                     $  58,794           $  89,630

See accompanying notes to consolidated financial statements.


3


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited)

(Dollars in thousands, except per share amounts)


1. Business and Organization

Financial Guaranty Insurance Company (the "Company") is a wholly owned subsidiary of FGIC Corporation ("FGIC Corp."). The Company provides financial guaranty insurance and other forms of credit enhancement for public finance and structured finance obligations. The Company's financial strength is rated "Aaa" by Moody's Investors Service, Inc., "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc., and "AAA" by Fitch Ratings, Inc. The Company is licensed to write financial guaranty insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and, through a branch, the United Kingdom. In addition, a United Kingdom subsidiary of the Company is authorized to write financial guaranty business in the United Kingdom and has passport rights to write business in other European Union member countries.

2. Basis of Presentation

The consolidated financial statements include the accounts of the Company and all other entities in which the Company has a controlling financial interest. All significant intercompany balances have been eliminated.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for fair presentation have been included. Operating results for the three- and six-month periods ended June 30, 2007 are not necessarily indicative of results that may be expected for the year ending December 31, 2007. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2006, including the accompanying notes.

Certain 2006 amounts have been reclassified to conform to the 2007 presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

4


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


3. Review of Financial Guaranty Industry Accounting Practices

On April 18, 2007, the Financial Accounting Standards Board ("FASB") issued an Exposure Draft of a Proposed Statement of Financial Accounting Standards entitled Accounting for Financial Guarantee Insurance Contracts, an interpretation of FASB Statement No. 60. The proposed statement addresses accounting for loss reserving, premium recognition and additional disclosures regarding financial guaranty insurance contracts. Currently, the financial guaranty industry accounts for financial guaranty insurance contracts under Statement of Financial Accounting Standards ("SFAS") No. 60, Accounting and Reporting by Insurance Enterprises, which was developed prior to the emergence of the financial guaranty industry. As SFAS No. 60 does not specifically address financial guaranty contracts, there has been diversity in the manner in which different financial guarantors account for these contracts. The purpose of the proposed statement is to provide authoritative guidance on accounting for financial guaranty contracts that are not accounted for as derivative contracts under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities. The final pronouncement is expected to be issued in the first quarter of 2008. Upon the issuance of the final pronouncement, the Company, along with other companies in the financial guaranty industry, may be required to change certain aspects of accounting for loss reserves, premium income and disclosures.

4. New Accounting Pronouncements

In June 2006, the FASB issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of SFAS No. 109, Accounting for Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109 and prescribes metrics for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on other matters related to accounting for income taxes. FIN 48 is applicable for fiscal years beginning after December 15, 2006. The Company adopted the provisions of FIN 48 on January 1, 2007. (See note 7.)

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, and addresses issues raised in SFAS No. 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The primary objectives of SFAS No. 155 are: (i) with respect to SFAS No. 133, to address accounting for beneficial interests in securitized financial assets and (ii) with respect to SFAS No. 140, eliminate a restriction on the passive derivative instruments that a qualifying special purpose entity may hold. SFAS No. 155 is effective for those financial instruments acquired or issued after January 1, 2007. The Company adopted SFAS No. 155 on January 1, 2007.

5


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


4. New Accounting Pronouncements (continued)

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and requires additional disclosures about fair value measurements. SFAS No. 157 does not require any new fair value measurements, but its application could change current practices in determining fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently evaluating the implications of SFAS No. 157 and its potential impact on the Company's financial statements.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities-Including an amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value. SFAS No. 159 does not require any new fair value measurements. SFAS No. 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently evaluating the implications of SFAS No. 159 and its potential impact on the Company's financial statements.

5. Premium Refundings

Unearned premiums represent the portion of premiums received applicable to future periods on insurance policies in force. When an obligation insured by the Company is refunded by the issuer prior to the end of the expected policy coverage period, any remaining unearned premium is recognized. A refunding occurs when an insured obligation is called or legally defeased by the issuer prior to stated maturity. Premiums earned on refundings were $16,406 and $15,455 for the three months ended June 30, 2007 and 2006, respectively, and $31,478 and $22,766 for the six months ended June 30, 2007 and 2006, respectively.

6. Loss and Loss Adjustment Expense Reserves

Loss reserves and loss adjustment expenses are regularly reviewed and updated based on claim payments and the results of surveillance. The Company conducts ongoing insured portfolio surveillance to identify impaired obligations and thereby provide a materially complete recognition of losses for each accounting period.

6


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


6. Loss and Loss Adjustment Expense Reserves (continued)

The reserves are necessarily based upon estimates and subjective judgments about the outcomes of future events, and actual results will likely differ from these estimates. At June 30, 2007, the Company had case reserves of $28,906, credit watchlist reserves of $9,297 and an unallocated loss adjustment expense reserve of $1,529. At December 31, 2006, the Company had case reserves of $27,029, credit watchlist reserves of $11,741 and an unallocated loss adjustment expense reserve of $1,529.

Losses and loss adjustment expenses for the three- and six- month periods ended June 30, 2007 include claim reimbursements of $4,475 for claims paid by the Company during 2006 and 2005 related to an insured obligation of an investor-owned utility impacted by Hurricane Katrina. The Company had previously not recorded a recovery for these claims due to the status of the utility's bankruptcy filing.

7. Income Taxes

The Company files a consolidated U.S. federal tax return with FGIC Corp. The Company also files separate returns in various state and foreign jurisdictions.

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), on January 1, 2007. The Company's liability for unrecognized tax benefits was not impacted as a result of the adoption of FIN 48.

As of June 30, 2007, the balance of unrecognized tax benefits included in current income taxes payable was $20,085, of which $10,129 related to tax positions for which the ultimate deductibility is certain but for which there is uncertainty as to the timing of deductibility. A disallowance as to the timing of the recognition of these tax positions would not result in a change to the annual effective tax rate but would accelerate the payment of cash to the taxing authority. Interest and penalties on any disallowance would also affect the annual effective tax rate.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits. Tax expense related to interest and penalties amounted to a benefit of approximately $335 and $0 for the three months ended June 30, 2007 and 2006, respectively, and $225 and $0 for the six months ended June 30, 2007 and 2006, respectively. Approximately, $225 and $0 was accrued for the payment of interest and penalties at June 30, 2007 and December 31, 2006, respectively, which is included as a component of the balance of unrecognized tax benefits.

7


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


7. Income Taxes (continued)

In the second quarter of 2006, the Internal Revenue Service ("IRS") commenced an examination of the Company's consolidated U.S. income tax returns for 2003 and 2004. The examination was completed in the second quarter of 2007. Upon completion of the audit, previously unrecognized tax benefits of $5,354 relating to the years under examination were recognized. As a result of completion of the audit, the Company is not subject to U.S. federal income tax examination by the IRS for years before 2005. The Company's United Kingdom operations are subject to examination by foreign tax authorities for the years since they commenced operation in 2004.

During the three- and six-month periods ended June 30, 2007 the gross increase in unrecognized tax benefits as a result of tax positions taken during the current period were $5,600 and $8,290, respectively. There were no decreases in unrecognized tax benefits as a result of tax positions taken in the current period.

The Company's U.S. federal effective corporate tax rates of 18.5% and 25.7% for the three months ended June 30, 2007 and 2006, respectively, and 22.5% and 25.0% for the six months ended June 30, 2007 and 2006, respectively, were less than the statutory corporate tax of 35%, primarily due to tax-exempt interest received on investments and the recognition of tax benefits related to the 2003 and 2004 examination years.

8. Reinsurance

Net premiums earned are shown net of ceded premiums earned of $8,695 and $6,484 for the three months ended June 30, 2007 and 2006, respectively, and $16,542 and $11,352 for the six months ended June 30, 2007 and 2006, respectively.

9. Derivative Instruments

Certain financial guaranty contracts (primarily credit default swaps) issued by the Company are considered derivatives under SFAS No.133. Accordingly, these contracts are recognized on the Consolidated Balance Sheet at their fair value, and changes in fair value are recognized immediately in earnings. The Company considers these agreements to be a normal extension of its financial guaranty insurance business and believes that the most meaningful presentation of the financial statement impact of these derivatives is to record revenue as installments are received as a component of premiums, and to record claims payments, expected claims, loss and loss adjustment expenses, and changes in fair value as "Net realized and unrealized gains (losses) on credit derivative contracts" in the Consolidated Statements of Income.

8


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


9. Derivative Instruments (continued)

The Company recorded net earned premiums under these agreements of $7,345 and $13,742 for the three- and six-month periods ended June 30, 2007, respectively. The Company recorded net earned premiums under these agreements of $4,112 and $8,778 for the three- and six-month periods ended June 30, 2006, respectively. As of June 30, 2007, the Company has recorded no losses or loss adjustment expenses related to these contracts.

The realized and unrealized gains and losses recognized in the Consolidated Statements of Income by recording credit derivatives at fair value are determined each quarter based on quoted market prices, if available. If quoted market prices are not available, the determination of fair value is based on internally developed models. These models require market-driven inputs, including contractual terms, credit spreads and ratings on the underlying referenced obligations and yield curves. There may be volatility in the use of market-driven inputs obtained from an illiquid market, and differences may exist between available market data and assumptions used by management to estimate the fair value of these instruments. Accordingly, the valuation results from the model could differ materially from amounts that would be realized in the market if the derivative were traded. Due to the volatile nature of the Company's fair value estimate, future valuations could differ materially from those reflected in the current period.

The following table summarizes the realized and unrealized gains (losses) on credit derivative contracts.


                                                              Three months ended
                                                                   June 30,
                                                          2007                  2006

Change in unrealized gains (losses)                  $ (16,447)             $ (1,840)
Realized gains                                             129                 1,297
Net realized and unrealized gains (losses)
on credit derivative contracts                       $ (16,318)             $   (543)


                                                               Six months ended
                                                                   June 30,
                                                          2007                  2006
Change in unrealized gains (losses)                  $ (15,985)             $ (2,614)
Realized gains                                             129                 1,843
Net realized and unrealized gains (losses)
on credit derivative contracts                       $ (15,856)             $   (771)


9


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


9. Derivative Instruments (continued)

The mark-to-market gain and (loss) on credit derivative contracts were $4,497 and ($21,985) at June 30, 2007 and $314 and ($1,817) at December 31, 2006 and
were recorded in "Other assets" and "Other liabilities," respectively.

10. Comprehensive Income

Accumulated other comprehensive (loss) of the Company consists of net unrealized gains and losses on investment securities and foreign currency translation adjustments. The components of total comprehensive income for the three- and six- month periods ended June 30, 2007 and 2006 were as follows:


                                                              Three Months Ended
                                                                   June 30,
                                                          2007                  2006
Net Income                                           $  73,105             $  67,211
Other comprehensive loss                               (35,469)              (18,661)
Total comprehensive income                           $  37,636             $  48,550

                                                               Six Months Ended
                                                                   June 30,
                                                          2007                  2006
Net Income                                           $ 143,466             $ 125,922
Other comprehensive loss                               (36,947)              (38,814)
Total comprehensive income                           $ 106,519             $  87,108


The components of other comprehensive loss for the three- and six-month periods ended June 30, 2007 and 2006 were as follows:


                                                                              Three Months Ended June 30, 2007
                                                                   Before                                       Net of
                                                                      Tax                                          Tax
                                                                   Amount                   Tax                 Amount
Unrealized holding losses arising during the period            $  (56,969)            $  19,939             $  (37,030)
Less reclassification adjustment for gains realized
in net income                                                         (55)                   19                    (36)
Unrealized losses on investments                                  (57,024)               19,958                (37,066)
Foreign currency translation adjustment                             2,457                  (860)                 1,597
Total other comprehensive loss                                 $  (54,567)            $  19,098          $     (35,469)


10


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)


10. Comprehensive Income (continued)


                                                                                    Three Months Ended June 30, 2006
                                                                         Before                                          Net of
                                                                            Tax                                             Tax
                                                                         Amount                   Tax                    Amount

Unrealized holding losses arising during the period                  $  (33,406)            $  11,694                $  (21,712)
Less reclassification adjustment for losses realized
in net income                                                                11                    (4)                        7
Unrealized losses on investments                                        (33,395)               11,690                   (21,705)
Foreign currency translation adjustment                                   4,684                (1,640)                    3,044
Total other comprehensive loss                                       $  (28,711)            $  10,050                $  (18,661)


                                                                                     Six Months Ended June 30, 2007
                                                                         Before                                          Net of
                                                                            Tax                                             Tax
                                                                         Amount                   Tax                    Amount

Unrealized holding losses arising during the period                  $  (59,208)            $  20,723                $  (38,485)
Less reclassification adjustment for gains realized  in net income         (316)                  110                      (206)
Unrealized losses on investments                                        (59,524)               20,833                   (38,691)
Foreign currency translation adjustment                                   2,683                  (939)                    1,744
Total other comprehensive loss                                       $  (56,841)            $  19,894                $  (36,947)


                                                                                      Six Months Ended June 30, 2006
                                                                         Before                                          Net of
                                                                            Tax                                             Tax
                                                                         Amount                   Tax                    Amount

Unrealized holding losses arising during the period                  $  (64,903)            $  22,716                $  (42,187)
Less reclassification adjustment for losses realized
in net income                                                                11                    (4)                        7
Unrealized losses on investments                                        (64,892)               22,712                   (42,180)
Foreign currency translation adjustment                                   5,178                (1,812)                    3,366
Total other comprehensive loss                                       $  (59,714)               20,900                $  (38,814)


11


(page)


Financial Guaranty Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(Unaudited) (continued)

(Dollars in thousands, except per share amounts)

12. Dividend

During the six-month periods ended June 30, 2007 and 2006, the Company declared dividends on its common stock in the aggregate amount of $10,000 and $10,000, respectively. The dividends were paid on July 5, 2007 and 2006, respectively, to FGIC Corp., the Company's sole stockholder. The dividends were permissible under and computed in accordance with New York State law.